Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income	$ 56,278	$ 49,283	$ 147,345	$ 18,455
Other comprehensive (loss) income before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	(16,948)	(11,081)	21,059	(68,634)
Other comprehensive (loss) income	(11,027)	(8,172)	32,777	(62,069)
Comprehensive income (loss)	45,251	41,111	180,122	(43,614)
Non-controlling interest in comprehensive income	2,860	4,033	7,679	3,447
Preferred unitholders' interest in comprehensive income	6,425	6,425	12,850	12,850
General and Limited partners' interest in comprehensive income (loss)	35,966	30,653	159,593	(59,911)
Equity income
Other comprehensive (loss) income before reclassifications
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	5,096	2,427	10,078	5,931
Interest expense
Other comprehensive (loss) income before reclassifications
Unrealized loss on qualifying cash flow hedging instruments, net of tax	(435)	(1,055)	4,040	(10,226)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 825	$ 482	$ 1,640	$ 634